Total revenues and other income - Revenues from contracts with customers and other revenues (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Revenues from contracts with customers	$ 106,132	$ 150,262	$ 88,247
Taxes paid in kind	342	412	345
Physically settled commodity derivatives	1,331	(2,534)	(1,075)
Gain/(loss) on commidity derivates	351	(1,745)	(708)
Change in fair value of trading inventory	(334)	(194)	0
Other revenues	418	319	276
Total other revenues	716	(1,258)	497
Revenues	106,848	149,004	88,744
Net income/(loss) from equity accounted investments	(1)	620	259
Other Income	327	1,182	1,921
Total revenues and other income	107,174	150,806	90,924
Commodity [Member]
Disclosure of geographical areas [line items]
Gain/(loss) on commidity derivates	$ (1,041)	$ 739	$ 951
Norway [Member]
Disclosure of geographical areas [line items]
Percentage of entity's revenue	79.00%	84.00%	81.00%
United States [Member]
Disclosure of geographical areas [line items]
Percentage of entity's revenue	18.00%	13.00%	13.00%
Crude oil [Member]
Disclosure of geographical areas [line items]
Revenues from contracts with customers	$ 56,861	$ 58,524	$ 38,307
Natural gas [Member]
Disclosure of geographical areas [line items]
Revenues from contracts with customers	26,386	65,232	28,050
Refined products [Member]
Disclosure of geographical areas [line items]
Revenues from contracts with customers	10,083	11,093	11,473
Natural gas liquids [Member]
Disclosure of geographical areas [line items]
Revenues from contracts with customers	8,345	9,240	8,490
Natural gas liquids [Member] | European [Member]
Disclosure of geographical areas [line items]
Revenues from contracts with customers	23,174	58,239	24,900
Natural gas liquids [Member] | North America [Member]
Disclosure of geographical areas [line items]
Revenues from contracts with customers	1,111	2,884	1,783
Natural gas liquids [Member] | Other incl LNG [Member]
Disclosure of geographical areas [line items]
Revenues from contracts with customers	2,102	4,109	1,368
Trasnsportation [Member]
Disclosure of geographical areas [line items]
Revenues from contracts with customers	1,425	1,470	921
Other sales [Member]
Disclosure of geographical areas [line items]
Revenues from contracts with customers	$ 3,032	$ 4,702	$ 1,006